MINING MACHINES	12 Months Ended
Dec. 31, 2023
MINING MACHINES. [Abstract]
MINING MACHINES
10.	MINING MACHINES

The details of mining machines are as follows:

In thousands of USD	Mining Machines
Cost:
At January 1, 2021	129,246
Additions	31,645
Disposals	(37,998)
Exchange adjustments	243
At December 31, 2021	123,136
Accumulated depreciation:
At January 1, 2021	(64,446)
Charge for the year	(43,857)
Disposals	32,005
Exchange adjustments	(263)
At December 31, 2021	(76,561)
Impairment:
At January 1, 2021	-
Additions(1)	(106)
At December 31, 2021	(106)
Net book value:
At December 31, 2021	46,469
Cost:
At January 1, 2022	123,136
Additions	12,016
Disposals	(12,949)
At December 31, 2022	122,203
Accumulated depreciation:
At January 1, 2022	(76,561)
Charge for the year	(29,281)
Disposals	11,443
At December 31, 2022	(94,399)
Impairment:
At January 1, 2022	(106)
Disposal	5
At December 31, 2022	(101)
Net book value:
At December 31, 2022	27,703
Cost:
At January 1, 2023	122,203
Additions	63,041
Disposals	(16,731)
At December 31, 2023	168,513
Accumulated depreciation:
At January 1, 2023	(94,399)
Charge for the year	(25,663)
Disposals	15,127
At December 31, 2023	(104,935)
Impairment:
At January 1, 2023	(101)
Disposal	-
At December 31, 2023	(101)
Net book value:
At December 31, 2023	63,477

(1) Included in the cost of revenue